PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Prepaid and Other Current Assets Written Off) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Written off for the year end
Receivables arising from the termination of arrangements	9,037
Amount due from the former shareholder	7,808